Events during and after the reporting period (Narrative) (Details) ₪ / shares in Units, ₪ in Thousands									12 Months Ended
	Jul. 17, 2024 ILS (₪)	Aug. 30, 2023 ILS (₪) ₪ / shares	Mar. 24, 2023 ILS (₪) ₪ / shares	Nov. 24, 2022 ILS (₪) ₪ / shares	Aug. 31, 2022 ILS (₪) ₪ / shares	May 03, 2022 Share ₪ / shares shares	Mar. 15, 2022 ILS (₪) ₪ / shares	Sep. 16, 2021 ILS (₪) ₪ / shares	Dec. 31, 2024 ILS (₪) Share	Dec. 31, 2023 ILS (₪) Share	Dec. 31, 2022 ILS (₪)
Disclosure of non-adjusting events after reporting period [line items]
Dividend distribution									₪ 9,982	₪ 39,945	₪ 54,906
Number of shares exercised | Share									37,824	0
Board of Directors [member]
Disclosure of non-adjusting events after reporting period [line items]
Dividend distribution		₪ 10,000	₪ 30,000	₪ 15,000	₪ 20,000		₪ 20,000	₪ 60,000
Dividend distribution per share | ₪ / shares		₪ 0.72	₪ 2.16	₪ 1.08	₪ 1.44		₪ 1.44	₪ 4.33
Competition Authority [Member]
Disclosure of non-adjusting events after reporting period [line items]
Payments For settlements alleged violations	₪ 11,600
Employees And Officers [Member] | Options Plan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares						164,000
Number of shares exercised | Share						164,000
Voting right before allocation						1.18%
Voting right after allocation						1.17%
Exercise price | ₪ / shares						₪ 49.16